Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000261609
Shareholder Report [Line Items]
Fund Name	THE DISCIPLINED GROWTH INVESTORS FUND
Trading Symbol	DGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Disciplined Growth Investors Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 1-855-DGI-FUND (344-3863) or dgifund@paralel.com or visit our website at https://www.dgifund.com/geeks-lawyers/literature-forms for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-DGI-FUND (344-3863)
Additional Information Email	dgifund@paralel.com
Additional Information Website	https://www.dgifund.com/geeks-lawyers/literature-forms
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Disciplined Growth Investors Fund	$43	0.78%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-855-DGI-FUND (344-3868) or visit https://www.dgifund.com/geeks-lawyers/literature-forms for current month-end performance.
Line Graph [Table Text Block]
	The Disciplined Growth Investors Fund	S&P 500 Total Return Index
Oct'15	10,000	10,000
Apr'16	10,140	10,043
Apr'17	11,657	11,843
Apr'18	12,794	13,414
Apr'19	14,680	15,224
Apr'20	13,977	15,356
Apr'21	20,547	22,416
Apr'22	18,110	22,464
Apr'23	18,412	23,063
Apr'24	26,690	28,289
Apr'25	24,987	31,711
Oct'25	29,954	39,196

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
The Disciplined Growth Investors Fund	12.12%	13.19%	11.60%
S&P 500 Total Return Index	21.45%	17.64%	14.64%

Past performance does not guarantee future results. Call 1-855-DGI-FUND (344-3868) or visit https://www.dgifund.com/geeks-lawyers/literature-forms for current month-end performance.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 586,969,912
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 2,193,319
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$586,969,912
# of Portfolio Holdings	143
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$2,193,319

Holdings [Text Block]

INDUSTRY SECTOR ALLOCATION

(Expressed as % of Net Assets)

Value	Value
Money Market	0.54%
Communications	1.60%
Consumer Staples	1.64%
Materials	2.16%
Financials	3.79%
Health Care	4.32%
Utilities	6.18%
Consumer Discretionary	6.30%
Government	6.97%
Energy	9.89%
Industrials	14.17%
Technology	42.20%
Other Assets	0.24%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Net Assets)

Value	Value
BBB-	0.25%
BBB	5.82%
BBB+	6.83%
A-	4.20%
A	2.78%
A+	0.47%
AA	0.54%
AA+	4.45%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade. The securities include in the not rated "NR” category are not rated by S&P Global Ratings and may be rated by other NRSROs.

Credit Ratings Selection [Text Block]	Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade. The securities include in the not rated "NR” category are not rated by S&P Global Ratings and may be rated by other NRSROs.
Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes that occurred during the period ended October 31, 2025. The Fund acquired all of the assets and liabilities of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
C000259242
Shareholder Report [Line Items]
Fund Name	VULCAN VALUE PARTNERS FUND
Class Name	Institutional
Trading Symbol	VVILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vulcan Value Partners Fund Institutional Class shares for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-421-5078
Additional Information Email	clientservice@vulcanvaluepartners.com
Additional Information Website	https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Institutional Class	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for current month-end performance.
Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception (May 1, 2019)
Institutional Class	9.69%	9.86%	9.60%
S&P 500 Index	21.45%	17.64%	15.79%
Russell 1000 Value Index	11.15%	14.28%	10.13%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 351,126,314
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,466,274
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$351,126,314
# of Portfolio Holdings	30
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$1,466,274

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Cash/cash Equivalent	0.67%
Containers & Packaging	1.30%
Distillers & Vintners	2.08%
Professional Business Support Services	2.32%
Biotechnology	2.78%
Consumer Digital Services	3.29%
Machinery: Tools	3.52%
Semiconductors	3.70%
Insurance Brokers	3.74%
Restaurants & Bars	4.10%
Reinsurance	4.26%
Specialty Retailers	4.34%
Diversified Retailers	4.41%
Health Care Services	4.42%
Aerospace	5.33%
Real Estate Services	5.44%
Transaction Processing Services	7.60%
Asset Managers & Custodians	9.17%
Health Care Management Services	10.83%
Software	16.70%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Switzerland	1.67%
United Kingdom	2.08%
Israel	4.17%
France	6.43%
United States	85.65%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.85%.

C000259241
Shareholder Report [Line Items]
Fund Name	VULCAN VALUE PARTNERS FUND
Class Name	Investor
Trading Symbol	VVPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vulcan Value Partners Fund Investor Class shares for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-421-5078
Additional Information Email	clientservice@vulcanvaluepartners.com
Additional Information Website	https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Investor Class	$61	1.16%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for current month-end performance.
Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Investor Class	9.36%	9.59%	9.30%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 351,126,314
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,466,274
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$351,126,314
# of Portfolio Holdings	30
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$1,466,274

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Cash/cash Equivalent	0.67%
Containers & Packaging	1.30%
Distillers & Vintners	2.08%
Professional Business Support Services	2.32%
Biotechnology	2.78%
Consumer Digital Services	3.29%
Machinery: Tools	3.52%
Semiconductors	3.70%
Insurance Brokers	3.74%
Restaurants & Bars	4.10%
Reinsurance	4.26%
Specialty Retailers	4.34%
Diversified Retailers	4.41%
Health Care Services	4.42%
Aerospace	5.33%
Real Estate Services	5.44%
Transaction Processing Services	7.60%
Asset Managers & Custodians	9.17%
Health Care Management Services	10.83%
Software	16.70%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Switzerland	1.67%
United Kingdom	2.08%
Israel	4.17%
France	6.43%
United States	85.65%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.85%. Distribution (12b-1) Fees for Investor Class shares of the Fund are 0.25% of its average daily net assets, whereas Investor Class shares of the Predecessor Fund were not subject to a 12b-1 fee. Additionally, the Adviser had limited the total operating expenses of the Predecessor Fund's Investor Class shares to 1.25% of its average daily net assets whereas the Adviser has contractually agreed, until at least September 13, 2026, to limit the total operating expenses of the Fund's Investor Class shares to 1.10% of its average daily net assets.

C000259243
Shareholder Report [Line Items]
Fund Name	VULCAN VALUE PARTNERS SMALL CAP FUND
Class Name	Institutional
Trading Symbol	VVISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vulcan Value Partners Small Cap Fund Institutional Class shares for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-421-5078
Additional Information Email	clientservice@vulcanvaluepartners.com
Additional Information Website	https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Institutional Class	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for current month-end performance.
Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception (May 1, 2019)
Institutional Class	0.02%	5.73%	1.13%
S&P 500 Index	21.45%	17.64%	15.79%
Russell 2000 Value Index	9.87%	13.85%	8.02%
Russell 2000 Index	14.41%	11.50%	8.68%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 114,565,946
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 476,139
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$114,565,946
# of Portfolio Holdings	25
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$476,139

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Cash/cash Equivalent	1.21%
Machinery: Industrial	1.95%
Hotel And Lodging Reits	2.78%
Asset Managers & Custodians	3.06%
Semiconductors	3.80%
Biotechnology	3.85%
Rental & Leasing Services: Consumer	3.86%
Diversified Industrials	4.05%
Specialty Retailers	4.34%
Metal Fabricating	4.34%
Household Furnishings	4.93%
Telecommunications Services	5.33%
Containers & Packaging	5.44%
Electrical Components	5.92%
Food Retailers & Wholesalers	6.04%
Cement	6.24%
Building Materials: Other	8.27%
Real Estate Services	11.19%
Professional Business Support Services	13.40%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Sweden	4.05%
Denmark	5.38%
Canada	6.04%
United Kingdom	15.46%
United States	69.07%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.15% and the management fee of the Fund is 1.00%.

C000259244
Shareholder Report [Line Items]
Fund Name	VULCAN VALUE PARTNERS SMALL CAP FUND
Class Name	Investor
Trading Symbol	VVPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vulcan Value Partners Small Cap Fund Investor Class shares for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-421-5078
Additional Information Email	clientservice@vulcanvaluepartners.com
Additional Information Website	https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Investor Class	$61	1.22%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for current month-end performance.
Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Investor Class	-0.21%	5.47%	3.31%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 114,565,946
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 476,139
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$114,565,946
# of Portfolio Holdings	25
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$476,139

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Cash/cash Equivalent	1.21%
Machinery: Industrial	1.95%
Hotel And Lodging Reits	2.78%
Asset Managers & Custodians	3.06%
Semiconductors	3.80%
Biotechnology	3.85%
Rental & Leasing Services: Consumer	3.86%
Diversified Industrials	4.05%
Specialty Retailers	4.34%
Metal Fabricating	4.34%
Household Furnishings	4.93%
Telecommunications Services	5.33%
Containers & Packaging	5.44%
Electrical Components	5.92%
Food Retailers & Wholesalers	6.04%
Cement	6.24%
Building Materials: Other	8.27%
Real Estate Services	11.19%
Professional Business Support Services	13.40%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Sweden	4.05%
Denmark	5.38%
Canada	6.04%
United Kingdom	15.46%
United States	69.07%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended October 31, 2025. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.15% and the management fee of the Fund is 1.00%.Distribution (12b-1) Fees for Investor Class shares of the Fund are 0.25% of its average daily net assets, whereas Investor Class shares of the Predecessor Fund were not subject to a 12b-1 fee. Additionally, the Adviser had limited the total operating expenses of the Predecessor Fund's Investor Class shares to 1.25% of its average daily net assets whereas the Adviser has contractually agreed, until at least September 13, 2026, to limit the total operating expenses of the Fund's Investor Class shares to 1.15% of its average daily net assets.